                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  MARCH 31, 2005
                                                --------------


Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    REDSKY PARTNERS, LLC
Address: 800 NICOLLET MALL
         25TH FLOOR
         MINNEAPOLIS, MN 55402


Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GREGG D. GROECHEL
Title:  MANAGING MEMBER
Phone:  612-659-4412

Signature, Place, and Date of Signing:

   /S/ GREGG D. GROECHE          MINNEAPOLIS, MINNESOTA        MAY 12, 2005
--------------------------       ----------------------        ------------
      [Signature]                     [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          49
                                                 --

Form 13F Information Table Value Total:          $162,605
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                                                 (thousands)


Confidential information has been omitted from the public Form 13F and filed separately with the Commission.


List of Other Included Managers:                 NONE
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
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                                                     FORM 13F INFORMATION TABLE
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              COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                    TITLE OF               VALUE  SHRS OR PRN SH/  PUT/  INVESTMENT    OTHER
           NAME OF ISSUER            CLASS      CUSIP     (X1000)   AMOUNT    PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
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
1.  BLOCKBUSTER INC                  CLS A    093679108       115     13,000  SH            Sole            0    13,000    0      0
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2.  MEDICIS PHARMACEUTICAL CORP      CLS A    584690309     8,505    283,700  SH            Sole            0   283,700    0      0
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3.  NOVA MEASURING INSTRUMENTS
       LTD                            ORD     M7516K103        55     18,500  SH            Sole            0    18,500    0      0
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4.  ADVANCED NEUROMODULATION SYS      COM     00757T101      1869     69,700  SH            Sole            0    69,700    0      0
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5.  AEROFLEX INCORPORATED             COM     007768104       126     13,500  SH            Sole            0              0      0
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6.  AETRIUM INC                       COM     00817R103        73     26,000  SH            Sole            0    26,000    0      0
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7.  ALLIANCE GAMING CORP              COM     01859P609     1,775    185,100  SH            Sole            0   185,100    0      0
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8.  AMERICAN INTERNATIONAL GROUP
       INC                            COM     026874107     1,806     32,600  SH            Sole            0    32,600    0      0
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9.  ANDRX GROUP                       COM     034553107     2,872    126,700  SH            Sole            0   126,700    0      0
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10. ASPEN TECHNOLOGY INC              COM     045327103       102     18,000  SH            Sole            0              0      0
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11. CHOLESTECH CORP                   COM     170393102       101     10,000  SH            Sole            0    10,000    0      0
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12. CISCO SYSTEMS INC                 COM     17275R102     2,696    150,700  SH            Sole            0   150,700    0      0
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13. COLGATE-PALMOLIVE COMPANY         COM     194162103     4,335     83,100  SH            Sole            0              0      0
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14. COMPEX TECHNOLOGIES INC           COM     204513105       113     22,500  SH            Sole            0    22,500    0      0
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15. COSTCO WHOLESALE CORP             COM     22160K105     4,148     93,900  SH            Sole            0    93,900    0      0
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

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
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                                                     FORM 13F INFORMATION TABLE
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              COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                    TITLE OF               VALUE  SHRS OR PRN SH/  PUT/  INVESTMENT    OTHER
           NAME OF ISSUER            CLASS      CUSIP     (X1000)   AMOUNT    PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
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
16. CREDENCE SYSTEMS CORPORATION      COM     225302108     4,276    540,524  SH            Sole            0   540,524    0      0
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17. DOLLAR TREE STORES INC            COM     256747106     2,675     93,115  SH            Sole            0    93,115    0      0
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18. ESTEE LAUDER COMPANIES INC        COM     518439104     9,851    219,000  SH            Sole            0   219,000    0      0
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19. FOUNDRY NETWORKS INC              COM     35063R100     4,698    474,500  SH            Sole            0   474,500    0      0
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20. HARLEY DAVIDSON INC               COM     412822108     7,289    126,200  SH            Sole            0   126,200    0      0
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21. HARRAHS ENTERTAINMENT INC         COM     413619107     5,677     87,900  SH            Sole            0    87,900    0      0
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22. HARVARD BIOSCIENCE INC            COM     416906105       138     35,500  SH            Sole            0    35,500    0      0
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23. HOSPIRA INC                       COM     441060100     2,010     62,300  SH            Sole            0    62,300    0      0
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24. INSTINET GROUP INC                COM     457750107     8,161  1,387,900  SH            Sole            0 1,387,900    0      0
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25. INTEGRATED DEVICE TECHNOLOGY
       INC                            COM     458118106     5,322    442,400  SH            Sole            0   442,400    0      0
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26. INTERMUNE INC                     COM     45884X103     1,928    175,305  SH            Sole            0   175,305    0      0
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27. IVAX CORP                         COM     465823102     1,864     94,300  SH            Sole            0    94,300    0      0
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28. KULICKE & SOFFA INDUSTRIES        COM     501242101       901    143,300  SH            Sole            0   143,300    0      0
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29. LINEAR TECHNOLOGY
       CORPORATION                    COM     535678106     4,896    127,800  SH            Sole            0   127,800    0      0
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30. LTX CORP                          COM     502392103     1,419    319,492  SH            Sole            0   319,492    0      0
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31. LUMINEX CORP                      COM     55027E102       105     14,000  SH            Sole            0    14,000    0      0
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32. MAXIM INTEGRATED PRODUCTS INC     COM     57772K101     5,415    132,500  SH            Sole            0   132,500    0      0
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33. MERRILL LYNCH & CO                COM     590188108     4,783     84,500  SH            Sole            0    84,500    0      0
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34. METRIS COMPANIES                  COM     591598107       116     10,000  SH            Sole            0    10,000    0      0
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

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
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                                                     FORM 13F INFORMATION TABLE
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              COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                                    TITLE OF               VALUE  SHRS OR PRN SH/  PUT/  INVESTMENT    OTHER
           NAME OF ISSUER            CLASS      CUSIP     (X1000)   AMOUNT    PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
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
35. 3M COMPANY                        COM     88579Y101     7,652     89,300  SH            Sole            0    89,300    0      0
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36. NOVELLUS SYSTEMS INC              COM     670008101     3,347    125,200  SH            Sole            0   125,200    0      0
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37. PAR PHARMACEUTICAL COMPANIES
       INC                            COM     69888P106     4,759    142,300  SH            Sole            0   142,300    0      0
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38. PEMSTAR INC                       COM     706552106        90     76,000  SH            Sole            0    76,000    0      0
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39. PROCTER & GAMBLE CO               COM     742718109     3,784     71,400  SH            Sole            0    71,400    0      0
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40. SANDISK CORP                      COM     80004C101       856     30,800  SH            Sole            0    30,800    0      0
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41. SCHERING PLOUGH CORP              COM     806605101     5,779    318,400  SH            Sole            0   318,400    0      0
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42. SOMERA COMMUNICATIONS INC         COM     834458101        91     57,500  SH            Sole            0    57,500    0      0
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43. SONIC INNOVATIONS INC             COM     83545M109       137     24,500  SH            Sole            0    24,500    0      0
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44. TARGET CORP                       COM     87612E106     3,992     79,800  SH            Sole            0    79,800    0      0
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45. TYCO INTERNATIONAL                COM     902124106     8,714    257,800  SH            Sole            0   257,800    0      0
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46. WATSON PHARMACEUTICALS INC        COM     942683103     6,207    202,000  SH            Sole            0   202,000    0      0
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47. MARTIN MARIETTA MATERIALS INC   OPTIONS -
                                      CALL    573284906     3,914     70,000  SH  CALL      Sole            0    70,000    0      0
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48. MEDICIS PHARMACEUTICAL CORP     OPTIONS -
                                      CALL    584690909    11,992    400,000  SH  CALL      Sole            0   400,000
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49. WATSON PHARMACEUTICALS INC      OPTIONS -
                                      CALL    942683903     1,076     35,000  SH  CALL      Sole            0    35,000
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                                                          162,605
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